Income Tax	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Income Tax [Abstract]
Income Tax

11. Income Tax

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases, operating loss carryforwards, and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In accordance with FASB ASC 740, Accounting for Income Taxes, the Company reflects in the accompanying unaudited consolidated financial statements the benefit of positions taken in a previously filed tax return or expected to be taken in a future tax return only when it is considered ‘more-likely-than-not' that the position taken will be sustained by a taxing authority. As of September 30, 2015 and December 31, 2014, the Company had no unrecognized income tax benefits and correspondingly there is no impact on the Company's effective income tax rate associated with these items. The Company's policy for recording interest and penalties relating to uncertain income tax positions is to record them as a component of income tax expense in the accompanying consolidated statements of operations and comprehensive loss. As of September 30, 2015 and December 31, 2014, the Company had no such accruals.

12.

Income Tax

The components of income tax expense (benefit) attributable to continuing operations are as follows:

Years ended December 31,
	2014	2013

Current expense:
Federal	$—	$—
State	—	—

Deferred expense (benefit):
Federal	$—	$—
State	—	—

Total	$—	$—

The differences between the Company's consolidated income tax expense attributable to continuing operations and the expense computed at the 34% United States statutory income tax rate were as follows:

	Years ended December 31,
	2014	2013

Federal income tax expense at statutory rate	$(4,162,691)	$(2,247,353)
State and local income taxes, net of federal benefit	(344,247)	(186,475)
Non-deductible expenses	239,213	4,985
Prior-period true-up	(161,018)	162,061
Research & development credit	(454,031)	(180,687)
Change in tax rate	—	32,774
Stock based compensation	135,008	—
Increase in valuation allowance	4,747,766	2,414,695
	$—	$—

The income tax effects of temporary differences from continuing operations that give rise to significant portions of deferred income tax assets (liabilities) are presented below:

	December 31,
	2014	2013

Deferred tax assets:
Net operating loss carryforward	$8,141,857	$4,167,785
Research & development credit	961,445	424,739
Other	484,954	247,966
Valuation allowance	(9,588,256)	(4,840,490)

Deferred income taxes	$—	$—

During 2014, the Company's valuation allowance increased by $4,747,766. This increase was primarily due to the generation of additional net operating loss carryforwards and income tax credits.

The Company has approximately $42,039,675 of federal and state operating loss carryforwards which begin to expire in 2023.

In accordance with FASB ASC 740, Accounting for Income Taxes, the Company reflects in the financial statements the benefit of positions taken in a previously filed tax return or expected to be taken in a future tax return only when it is considered ‘more-likely-than-not' that the position taken will be sustained by a taxing authority. As of December 31, 2014 and 2013, the Company had no unrecognized income tax benefits and correspondingly there is no impact on the Company's effective income tax rate associated with these items. The Company's policy for recording interest and penalties relating to uncertain income tax positions is to record them as a component of income tax expense in the accompanying statements of income. As of December 31, 2014 and 2013, the Company had no such accruals.

The Company files income tax returns in the United States and various state jurisdictions. The Company is subject to examination by taxing authorities for the tax years ended December 31, 2008 through 2013.